CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Tables)	12 Months Ended
Dec. 31, 2015
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Schedule of cash and cash equivalents

	2014	2015	2015
	RUB	RUB	$
Cash	3,617	3,268	44.8
Cash equivalents:
Bank deposits	9,775	14,775	202.8
Investments in money market funds	4,253	6,195	85.0

Total cash and cash equivalents	17,645	24,238	332.6

Schedule of accounts receivable

	2014	2015	2015
	RUB	RUB	$
Trade receivables	3,835	5,881	80.6
Allowance for doubtful accounts	(132)	(295)	(4.0)

Total accounts receivable, net	3,703	5,586	76.6

Schedule of movements in the allowance for doubtful accounts

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Balance at the beginning of the period	75	73	132	1.8
Charges to expenses	21	75	182	2.5
Utilization	(23)	(16)	(19)	(0.3)

Balance at the end of the period	73	132	295	4.0

Schedule of other current assets

	2014	2015	2015
	RUB	RUB	$
Interest receivable	1,811	1,277	17.5
VAT reclaimable	866	1,002	13.7
Restricted cash	565	857	11.8
Loans to employees	205	264	3.6
Other	289	435	6.0

Total other current assets	3,736	3,835	52.6

Schedule of restricted cash, non-current

	2014	2015	2015
	RUB	RUB	$
Related to the acquisition of Auto.ru (Note 4)	788	510	7.0
Related to the acquisition of KitLocate (Note 4)	119	—	—
Other	25	23	0.3

Total restricted cash, non-current	932	533	7.3

Schedule of other non-current assets

	2014	2015	2015
	RUB	RUB	$
Loans to employees	563	758	10.4
Loans granted	430	620	8.5
Interest receivable	332	10	0.1
VAT reclaimable	278	—	—
Other receivables	2	4	0.1

Total other non-current assets	1,605	1,392	19.1

Schedule of investments in debt securities

	2014	2015	2015
	RUB	RUB	$
Credit-linked notes	—	2,915	40.0
Russian government bonds	567	—	—
Russian corporate bonds	2,557	—	—

Total investments in debt securities	3,124	2,915	40.0

Schedule of investments in non-marketable equity securities

	2014	2015	2015
	RUB	RUB	$
Yandex.Money (Note 4)	631	700	9.6
Other	240	422	5.8

Total investments in non-marketable equity securities	871	1,122	15.4

Schedule of accounts payable and accrued liabilities

	2014	2015	2015
	RUB	RUB	$
Trade accounts payable and accrued liabilities	4,449	6,015	82.5
Salary and other compensation expenses payable/accrued to employees	604	979	13.5

Total accounts payable and accrued liabilities	5,053	6,994	96.0

Schedule components of our other Income, net

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Foreign exchange gains	139	6,553	1,903	26.1
Gain from sale of equity securities/subsidiaries	2,137	—	—	—
Gain from repurchases of convertible debt	—	548	310	4.3
Impairment of investments in equity securities	—	(700)	—	—
Other	(117)	(105)	46	0.6

Total other income, net	2,159	6,296	2,259	31.0

Schedule of reclassifications of losses out of accumulated other comprehensive income
	Location	2013	2014	2015
		RUB	RUB	RUB	$
Foreign Currency Translation Adjustment, net of tax of nil	Other income, net	54	—	—	—